Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following (in thousands):
	Estimated Life	March 31, 2024	December 31, 2023
Computer equipment	3 years	$39	$39
Lab equipment	5 years	130	130
Furniture and fixtures	5 years	37	37
Computer software	3 years	16	16
		222	222
Accumulated depreciation and amortization		(215)	(212)
Property and equipment, net		$7	$10
Property and equipment consist of the following (in thousands):
	Estimated Life	December 31, 2023	December 31, 2022
Computer equipment	3 years	$39	$39
Lab equipment	5 years	130	130
Furniture and fixtures	5 years	37	44
Computer software	3 years	16	16
		222	229
Accumulated depreciation and amortization		(212)	(204)
Property and equipment, net		$10	$25